Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (5,502,060)	$ (1,731,725)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	821,924	1,007,451
Provision for loan losses	3,600,000	1,722,277
Net gain on sale of securities available for sale	(392,346)	(514,758)
Other-than-temporary impairment of securities		262,437
Loss on sale of foreclosed assets	325,609	37,993
Writedowns of foreclosed real estate	703,478	763,358
(Gain) loss on sale of premises and equipment	(72,857)	7,453
Increase in dividends payable on preferred stock	(29,756)	(62,156)
Decrease in interest receivable	192,041	235,993
Increase (decrease) in interest payable	52,657	(16,528)
Net other operating activities	(213,974)	82,931
Net cash provided by (used in) operating activities	(515,284)	1,794,726
INVESTING ACTIVITIES
Purchases of securities available for sale	(26,087,831)	(38,068,420)
Proceeds from sales of securities available for sale	26,583,186	36,641,601
Proceeds from maturities and calls of securities available for sale	985,000	1,010,000
Proceeds from sales of restricted equity securities	83,200	101,000
Net (increase) decrease in interest-bearing deposits at other financial institutions	219,838	(91,613)
Net (increase) decrease in federal funds sold	6,046,000	(5,745,000)
Net (increase) decrease in loans	3,525,068	(815,266)
Capitalized costs on foreclosed real estate	(730,685)	(449,679)
Proceeds from sale of foreclosed real estate	621,977	163,281
Purchase of premises and equipment	(183,648)	(345,811)
Proceeds from disposal of premises and equipment	132,018	10,503
Net cash provided by (used in) investing activities	11,194,123	(7,589,404)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	(5,952,467)	4,442,551
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of common stock from secondary stock offering	210,000	1,120,000
Proceeds from exercise of stock options		10,001
Net cash provided by (used in) financing activities	(5,742,467)	6,572,552
Net decrease in cash and due from banks	4,936,372	777,874
Cash and due from banks at beginning of year	7,807,478	7,029,604
Cash and due from banks, end of period	12,743,850	7,807,478
Cash paid for:
Interest	3,326,473	4,359,486
Income taxes
NONCASH TRANSACTIONS
Principal balances of loans transferred to foreclosed real estate	2,528,972	3,371,256
Financed sales of foreclosed real estate	$ 631,798	$ 1,708,011